Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income [abstract]
Summary of financial assets at fair value through other comprehensive income

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Treasury bills	486,425	3,548,798
Certificates of deposits	669,670	2,067,547
Other debt securities	—	565,884

	1,156,095	6,182,229